Fair Value of Financial Instruments (Details Textual) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2010
Fair Value Disclosures [Line Items]
Amount of dilutive securities effect on earnings per share warrants	$ (1,009,000)	$ (3,429,000)	$ 2,751,000	$ (2,756,000)	$ (2,149,000)	$ (5,020,000)	$ 0